Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 12,257,000	$ 14,546,000
Other real estate owned	2,459,000	2,053,000
Impairment charges on available-for-sale securities	1,054,000	844,000
Accrued expenses	81,000	81,000
Net unrealized losses on available for sale investment securities	15,182,000	9,680,000
Other	5,076,000	4,434,000
Total deferred tax assets	36,109,000	31,638,000
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,596,000)	(10,940,000)
Identified intangible assets and goodwill	(13,490,000)	(13,417,000)
Other	(14,787,000)	(12,474,000)
Total deferred tax liabilities	40,873,000	36,831,000
Net deferred tax liability	$ (4,764,000)	$ (5,193,000)
U.S. Federal income tax rate (as a percent)	21.00%	35.00%	35.00%
Net benefit due to change in tax rate	$ 4,786,000